INCOME TAXES - Disclosure of deductible temporary differences for which no deferred tax has been recognized (Details) - CAD ($)	Sep. 30, 2023	Sep. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	$ 0	$ 0
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	29,301,000	23,360,000
Share issue costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	1,225,267	1,726,000
Valuation allowance [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	$ (30,526,267)	$ (25,086,000)